Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022 and 2023, and our financial performance for each such fiscal year:
Year	Summary Compensation Table Total for Dr. Dayno ($)	Compensation Actually Paid to Dr. Dayno ($)(1)(2)	Summary Compensation Table Total for Mr. Jacobs	Compensation Actually Paid to Mr. Jacobs	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Net Product Revenue(4)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2023	4,450,294	2,905,735	36,634	(5,020,055)	3,134,128	478,993	87	104	128,853	582,022
2022	—	—	514,752	2,943,454	748,069	3,061,521	149	100	181,468	437,855
2021	—	—	885,554	1,960,526	1,898,884	1,355,745	115	113	34,597	305,440
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Jeffrey Dayno, John C. Jacobs	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2022	John C. Jacobs	Sandip Kapadia, Jeffrey Dayno, Jeffrey Dierks and Andrew Serafin
2021	John C. Jacobs	Sandip Kapadia, Jeffrey Dayno, Jeffrey Dierks, Andrew Serafin and Susan Drexler
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2023
Adjustments	Mr. Jacobs	Dr. Dayno	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(3,187,500)	(2,383,500)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	2,996,432	2,422,500
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	(902,205)	(1,233,644)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(451,286)	(1,460,491)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(5,056,688)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
TOTAL ADJUSTMENTS	(5,056,688)	(1,544,559)	(2,655,135)
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life equal to the lesser of the original expected life utilizing the simplified method or remaining life at each revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. We provide information regarding the assumptions used to calculate the valuation of the award in Note 15 to the consolidated financial statements included in the Annual Report on Form 10-K filed on February 21, 2023.

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) the NASDAQ Biotechnology Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.
(4)	Net product revenue is a GAAP measure reported in the Company’s consolidated statements of operations and comprehensive income (loss).

Company Selected Measure Name			Net product revenue
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Jeffrey Dayno, John C. Jacobs	Sandip Kapadia, Jeffrey Dierks, Kumar Budur and Andrew Serafin
2022	John C. Jacobs	Sandip Kapadia, Jeffrey Dayno, Jeffrey Dierks and Andrew Serafin
2021	John C. Jacobs	Sandip Kapadia, Jeffrey Dayno, Jeffrey Dierks, Andrew Serafin and Susan Drexler

Peer Group Issuers, Footnote
(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) the NASDAQ Biotechnology Index, which is the same peer group used in Part II, Item 5 of our Form 10-K.

Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2023
Adjustments	Mr. Jacobs	Dr. Dayno	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(3,187,500)	(2,383,500)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	2,996,432	2,422,500
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	(902,205)	(1,233,644)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(451,286)	(1,460,491)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(5,056,688)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
TOTAL ADJUSTMENTS	(5,056,688)	(1,544,559)	(2,655,135)

Non-PEO NEO Average Total Compensation Amount			$ 3,134,128	$ 748,069	$ 1,898,884
Non-PEO NEO Average Compensation Actually Paid Amount			$ 478,993	3,061,521	1,355,745
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2023
Adjustments	Mr. Jacobs	Dr. Dayno	Average Non- PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(3,187,500)	(2,383,500)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	2,996,432	2,422,500
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	(902,205)	(1,233,644)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	—	—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	(451,286)	(1,460,491)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(5,056,688)	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
TOTAL ADJUSTMENTS	(5,056,688)	(1,544,559)	(2,655,135)

Equity Valuation Assumption Difference, Footnote
(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life equal to the lesser of the original expected life utilizing the simplified method or remaining life at each revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. We provide information regarding the assumptions used to calculate the valuation of the award in Note 15 to the consolidated financial statements included in the Annual Report on Form 10-K filed on February 21, 2023.

Compensation Actually Paid vs. Total Shareholder Return
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our net product revenue, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our net product revenue, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023.

Compensation Actually Paid vs. Company Selected Measure
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our net product revenue, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023.

Total Shareholder Return Vs Peer Group
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income, and (iv) our net product revenue, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measure represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:
•	Net Product Revenue.
For additional details regarding our most important financial performance measures, please see the section entitled “Cash Incentive Compensation” in the CD&A above.

Total Shareholder Return Amount			$ 87	149	115
Peer Group Total Shareholder Return Amount			104	100	113
Net Income (Loss)			$ 128,853,000	$ 181,468,000	$ 34,597,000
Company Selected Measure Amount			582,022,000	437,855,000	305,440,000
PEO Name	John C. Jacobs	Jeffrey Dayno		John C. Jacobs	John C. Jacobs
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Measure:: 1
Pay vs Performance Disclosure
Name			Net Product Revenue
Jeffrey Dayno [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,450,294	$ 0	$ 0
PEO Actually Paid Compensation Amount			2,905,735	0	0
John C. Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			36,634	514,752	885,554
PEO Actually Paid Compensation Amount			(5,020,055)	$ 2,943,454	$ 1,960,526
PEO | Jeffrey Dayno [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,544,559)
PEO | Jeffrey Dayno [Member] | Amounts Reported under the "Stock Awards" and "Option Awards" Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,187,500)
PEO | Jeffrey Dayno [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,996,432
PEO | Jeffrey Dayno [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(902,205)
PEO | Jeffrey Dayno [Member] | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(451,286)
PEO | Jeffrey Dayno [Member] | ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Dividends or other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Change in the Actuarial Present Values Reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Jeffrey Dayno [Member] | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,056,688)
PEO | John C. Jacobs [Member] | Amounts Reported under the "Stock Awards" and "Option Awards" Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,056,688)
PEO | John C. Jacobs [Member] | Dividends or other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | Change in the Actuarial Present Values Reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,655,135)
Non-PEO NEO | Amounts Reported under the "Stock Awards" and "Option Awards" Column in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,383,500)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,422,500
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,233,644)
Non-PEO NEO | Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,460,491)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in the Actuarial Present Values Reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0